Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 129	€ 136	€ 257	€ 264
Commissions for assets under management	818	903	1,688	1,715
Commissions for other securities	117	96	202	173
Underwriting and advisory fees	413	426	866	847
Brokerage fees	375	535	876	1,055
Commissions for local payments	322	362	701	726
Commissions for foreign commercial business	130	145	267	293
Commissions for foreign currency/exchange business	2	3	6	7
Commissions for loan processing and guarantees	244	232	501	484
Intermediary fees	193	128	328	260
Fees for sundry other customer services	173	228	353	449
Total fee and commissions income	2,917	3,195	6,046	6,272
Gross expense	(690)	(711)	(1,380)	(1,407)
Net fees and commissions	2,227	2,484	4,666	4,865
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	63	66	124	128
Commissions for assets under management	5	5	10	11
Commissions for other securities	110	88	185	158
Underwriting and advisory fees	5	6	15	12
Brokerage fees	2	3	8	6
Commissions for local payments	105	120	227	242
Commissions for foreign commercial business	99	114	203	227
Commissions for foreign currency/exchange business	1	2	2	3
Commissions for loan processing and guarantees	126	125	247	260
Intermediary fees	2	8	7	16
Fees for sundry other customer services	62	76	138	150
Total fee and commissions income	580	613	1,166	1,214
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	4	2	6	4
Commissions for assets under management	0	0	1	1
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	418	379	859	780
Brokerage fees	60	80	143	139
Commissions for local payments	(2)	0	0	0
Commissions for foreign commercial business	6	5	13	13
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	43	39	94	86
Intermediary fees	0	0	1	1
Fees for sundry other customer services	69	105	131	197
Total fee and commissions income	598	609	1,247	1,220
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	57	61	116	118
Commissions for assets under management	79	72	159	139
Commissions for other securities	8	7	16	15
Underwriting and advisory fees	3	4	8	8
Brokerage fees	256	230	615	478
Commissions for local payments	220	242	475	484
Commissions for foreign commercial business	26	27	52	53
Commissions for foreign currency/exchange business	2	2	4	4
Commissions for loan processing and guarantees	71	64	153	128
Intermediary fees	188	117	313	235
Fees for sundry other customer services	12	12	21	23
Total fee and commissions income	922	837	1,932	1,684
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	6	6	12	11
Commissions for assets under management	734	824	1,518	1,563
Commissions for other securities	0	1	0	1
Underwriting and advisory fees	0	0	0	0
Brokerage fees	20	20	38	33
Commissions for local payments	0	0	0	0
Commissions for foreign commercial business	0	0	0	0
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	0	0	0	0
Intermediary fees	0	0	0	0
Fees for sundry other customer services	29	30	61	62
Total fee and commissions income	788	881	1,629	1,669
Capital Release Unit [Member]
Major type of services: [Abstract]
Commissions for administration	0	2	0	4
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	0	39	0	56
Brokerage fees	31	200	70	396
Commissions for local payments	0	0	0	1
Commissions for foreign commercial business	0	0	0	0
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	3	3	5	7
Intermediary fees	0	0	0	1
Fees for sundry other customer services	1	6	3	18
Total fee and commissions income	36	250	78	483
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	(1)	0	(1)	0
Commissions for assets under management	0	1	0	1
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	(14)	(1)	(15)	(9)
Brokerage fees	5	1	2	2
Commissions for local payments	(1)	0	0	(1)
Commissions for foreign commercial business	(1)	0	(1)	0
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	1	1	3	2
Intermediary fees	2	2	7	6
Fees for sundry other customer services	0	0	0	0
Total fee and commissions income	€ (6)	€ 4	€ (5)	€ 2